CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Sep. 30, 2018
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
27.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The condensed financial statements of Origin Agritech Limited (the “parent company”) have been prepared in accordance with accounting principles generally accepted in the United States of America. Under the PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to the parent company in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital, capital surplus and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling RMB84,517 and RMB84,517 as of September 30, 2017 and 2018, respectively.

The following represents condensed unconsolidated financial information of the parent company only:

CONDENSED BALANCE SHEET

	September 30
	2017	2018	2018
	RMB	RMB	US$
ASSETS (LIABILITIES)
Current assets (liabilities)
Cash and cash equivalents	17	47	7
Other receivables	3	4	1
Due from inter-companies	109,321	132,842	19,311
Due to related parties	(1,576)	(1,634)	(240)
Total current assets (liabilities)	107,765	131,259	19,079
Investment in unconsolidated subsidiaries	4,544	(155,970)	(22,673)
Total assets (liabilities)	112,309	(24,711)	(3,594)

AND EQUITY
Total stockholders’ equity	112,309	(24,711)	(3,594)

CONDENSED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

	Year ended September 30,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$

Revenues	204	-	-	-
Operating expenses
General and administrative	(16,035)	(3,016)	(5,147)	(748)
Loss from operations	(15,831)	(3,016)	(5,147)	(748)
Equity method loss	(49,009)	(72,491)	(148,514)	(21,589)
Interest expense	(738)	(167)	(2)	-
Loss before income taxes	(65,578)	(75,674)	(153,663)	(22,337)
Income tax expense	-	-	-	-

Net loss	(65,578)	(75,674)	(153,663)	(22,337)
Other comprehensive loss
Foreign currency translation difference	(4,124)	(7,644)	(3,315)	(482)
Total comprehensive loss	(69,702)	(83,318)	(156,978)	(22,819)

CONDENSED STATEMENT OF CASH FLOWS

	Year ended September 30,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$

Net cash provided by (used in) operating activities	(20,009)	20,456	3,345	486
Net cash provided by (used in) financing activities	14,881	(13,376)	-	-
Net increase (decrease) in cash and cash equivalents	(5,128)	7,080	3,345	486
Cash and cash equivalents, beginning of year	341	581	17	2
Effect of exchange rate changes on cash and cash equivalents	5,368	(7,644)	(3,315)	(482)
Cash and cash equivalents, end of year	581	17	47	6

BASIS OF PRESENTATION

The condensed financial information has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company has used equity method to account for its investments in subsidiaries.